SHAREHOLDERS EQUITY (Details)	9 Months Ended
Sep. 30, 2013
Dividend yield	0.00%
Forfeiture rate	5.50%
Minimum [Member]
Expected volatility	60.00%
Risk-free interest	0.68%
Expected life	4 years 9 months 14 days
Maximum [Member]
Expected volatility	61.00%
Risk-free interest	1.37%
Expected life	5 years 2 months 8 days